Shareholders' Equity - Summary of Remaining Outstanding Tranche Obligations and Respective Prespecified Milestone Criteria (Details) - £ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Class Of Stock [Line Items]
Number of Shares	12,545,314	28,904,714	8,693,625
Remaining Outstanding Obligations Tranche 2
Class Of Stock [Line Items]
Number of Shares	1,846,070
Price Per Share	£ 1.00
Milestone	Commencement of a pivotal trial for CHM
Remaining Outstanding Obligations Tranche 2
Class Of Stock [Line Items]
Number of Shares	773,966
Price Per Share	£ 2.07366
Milestone	Commencement of a pivotal trial for CHM
Remaining Outstanding Obligations Tranche 3
Class Of Stock [Line Items]
Number of Shares	2,725,139
Price Per Share	£ 2.07366
Milestone	First patient treated in a clinical trial for a second program
Remaining Outstanding Obligations Tranche 4
Class Of Stock [Line Items]
Number of Shares	2,725,139
Price Per Share	£ 2.07366
Milestone	First patient treated in a clinical trial for a third program